Document And Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	Celsus Therapeutics Plc.
Entity Central Index Key	0001541157
Trading Symbol	CLSXY
Document Type	F-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013